Stock Based Compensation (Summarizes activity of RSUs) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested RSUs, number of Shares, Beginning Balance	453,620	488,385	501,180
RSUs granted, number of Shares	586,500	169,710	112,500	501,180
RSUs vested, number of Shares	(48,595)	(146,475)	(125,295)
RSUs cancelled, number of Shares	(287,090)	(58,000)
Non-vested RSUs, number of Shares, Ending balance	704,435	453,620	488,385	501,180
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested RSUs, weighted average grant date fair value, Beginning balance	$ 9.42	$ 2.66	$ 1.92
RSUs granted, weighted average grant date fair value	$ 13.92	$ 22.33	$ 5.14	$ 1.92
RSUs vested, weighted average grant date fair value	$ 12.79	$ 2.37	$ 1.92
RSUs cancelled, weighted average grant date fair value	$ 5.03	$ 8.04
Non-vested RSUs, weighted average grant date fair value, Ending balance	$ 14.73	$ 9.42	$ 2.66	$ 1.92